MARKETABLE SECURITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Marketable securities	$ 151,683	$ 0
Accrued interest	$ 700